Operating Leases - Total Rent Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets
Gross rentals	$ 236,683	$ 219,680	$ 240,389
Sublease rentals	(4,773)	(4,463)	(21,961)
Total rental expense	231,910	215,217	218,428
Ships and containers
Operating Leased Assets
Gross rentals	200,214	182,998	198,137
Other
Operating Leased Assets
Gross rentals	$ 36,469	$ 36,682	$ 42,252